Share-Based Compensation (Schedule of Share Options Activity) (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Number [Abstract]
Outstanding Options at beginning of year | shares	537,288	513,973	333,490
Number of share options granted in share-based payment arrangement | shares	320,775	53,970	182,054
Option's Exercised | shares	(807)	(536)	0
Option's Forfeited and/or expired | shares	(92,489)	(30,119)	(1,571)
Outstanding options and at end of year | shares	764,767	537,288	513,973
Option's Exercisable at end of year | shares	373,681	333,618	278,859
Weighted Average Exercise Price [Abstract]
Outstanding Options at beginning of year | $ / shares	$ 44.45	$ 45.85	$ 64.26
Option's Granted | $ / shares	14.25	37.52	10.01
Option's Exercised | $ / shares	12.23	20.16	0
Option's Forfeited and/or expired | $ / shares	55.58	56.91	50.33
Outstanding options and at end of year | $ / shares	30.44	44.45	45.85
Option's Exercisable at end of year | $ / shares	$ 46.18	$ 58.38	$ 69.86